Investment Objectives and Goals	Jun. 25, 2026
VistaShares Target 15 Berkshire Select Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 Berkshire Select Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 Berkshire Select Income ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares Target 15 USA Momentum Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 USA Momentum Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 USA Momentum Income ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares Target 15 USA Value Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 USA Value Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 USA Value Income ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares Target 15 USA Quality Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 USA Quality Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 USA Quality Income ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares Target 15 USA Low Volatility Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 USA Low Volatility Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 USA Low Volatility Income ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.